CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Ordinary shares - Class A	Ordinary shares - Class B	Ordinary shares Ordinary shares - Class A		Ordinary shares Ordinary shares - Class B		Additional Paid-in Capital	Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2021	[1]				7,808,754		2,780,570
Balance at beginning of period at Dec. 31, 2021		$ 250,403			$ 0	[1]	$ 0	[1]	$ 864,911	$ (614,508)
Issuance of shares for warrant exchange / Conversion of convertible note (in shares)	[1]				102,082
Issuance of shares for warrant exchange / Conversion of convertible note		3,104							3,104
Exercise of options, warrants and vesting of RSUs (in shares)	[1]				224,512
Exercise of options, warrants and vesting of RSUs		2,430							2,430
Share-based compensation		26,892							26,892
Net loss		(107,420)								(107,420)
Balance at end of period (in shares) at Dec. 31, 2022	[1]				8,135,348		2,780,570
Balance at end of period at Dec. 31, 2022		175,409			$ 0	[1]	$ 0	[1]	897,337	(721,928)
Issuance of Ordinary shares, net (in shares)	[1]				91,802
Issuance of Ordinary shares, net		467							467
Exercise of options, warrants and vesting of RSUs (in shares)	[1]				225,110
Exercise of options, warrants and vesting of RSUs		129							129
Share-based compensation		16,278							16,278
Net loss		(114,208)								(114,208)
Balance at end of period (in shares) at Dec. 31, 2023			8,452,260	2,780,570	8,452,260	[1]	2,780,570	[1]
Balance at end of period at Dec. 31, 2023		78,075			$ 0	[1]	$ 0	[1]	914,211	(836,136)
Issuance of shares for warrant exchange / Conversion of convertible note (in shares)	[1]				72,780
Issuance of shares for warrant exchange / Conversion of convertible note		550							550
Issuance of Ordinary shares, net (in shares)	[1]				9,973,752
Issuance of Ordinary shares, net		45,535							45,535
Exercise of options, warrants and vesting of RSUs (in shares)	[1]				980,085
Exercise of options, warrants and vesting of RSUs		13							13
Share-based compensation		10,709							10,709
Net loss		(111,754)								(111,754)
Balance at end of period (in shares) at Dec. 31, 2024			19,478,877	2,780,570	19,478,877	[1]	2,780,570	[1]
Balance at end of period at Dec. 31, 2024		$ 23,128			$ 0	[1]	$ 0	[1]	$ 971,018	$ (947,890)

[1]	Prior period results have been retroactively adjusted to reflect the 1:30 stock reverse split effected on October 18, 2023. See also Note 10.